Goodwill (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Intangible assets and goodwill [Line Items]
Goodwill	$ 124,955,438	$ 123,044,901	$ 94,617,474
Additions for business combination	306,691	10,832,577
Other increases (decreases)	9,153,712	21,881,066
Conversion effect	(7,549,866)	(4,286,216)
Changes	1,910,537	28,427,427
Gross carrying amount [member]
Intangible assets and goodwill [Line Items]
Goodwill	$ 124,955,438	$ 123,044,901	$ 94,617,474